Financial Instruments and Fair Value Disclosures (Details)	6 Months Ended		7 Months Ended
	Jun. 30, 2015 USD ($) $ / shares shares	Jun. 30, 2014 USD ($)	Jul. 27, 2015 USD ($)	Dec. 31, 2014 shares
Fair Value Disclosures [Line Items]
Cash received from the sale of KLC shares, net of commissions	$ 958,215	$ 173,388
Net gain / (loss) from marketable securities	$ (134,529)	$ 11,598
Trading Symbol	PRGN
Floating rate	LIBOR
Senior unsecured notes due 2021
Fair Value Disclosures [Line Items]
Trading Symbol	PRGNL
Quoted close price of the Company's Notes | $ / shares	$ 8.33
Debt instrument fair value	$ 8,330,000
KLC Shares
Fair Value Disclosures [Line Items]
Number of KLC shares sold | shares	44,550
Average price per share (KLC shares sold) | $ / shares	$ 21.68
Total number of KLC shares held by the Company | shares	0			44,550
Cash received from the sale of KLC shares, net of commissions	$ 958,215
Net gain / (loss) from marketable securities	$ 134,529
M/V Dream Seas, M/V Gentle Seas, M/V Peaceful Seas and M/V Friendly Seas
Fair Value Disclosures [Line Items]
Aggregate value of vessels transferred			$ 63,200,000
DY4050, DY4052, YZJ1144, YZJ1145 and YZJ1142
Fair Value Disclosures [Line Items]
Number of newbuildings	5
Seacommercial Shipping Services S.A.
Fair Value Disclosures [Line Items]
Commission rate payable to the management company for the purchase, sale and construction of vessels	1.00%
Seacommercial Shipping Services S.A. | M/V Dream Seas, M/V Gentle Seas, M/V Peaceful Seas and M/V Friendly Seas
Fair Value Disclosures [Line Items]
Commission rate payable to the management company for the purchase, sale and construction of vessels			1.00%